EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
EXPENSES BY NATURE
Schedule of expenses classified by nature

	2025	2024	2023
Depreciation and amortization	(3,683,585)	(3,126,247)	(3,047,212)
Labor expenses	(9,088,978)	(8,371,519)	(7,653,352)
Raw material and consumption material	(44,537,863)	(41,984,956)	(42,523,164)
Freight	(4,580,612)	(4,340,694)	(4,360,264)
Other expenses/income, net	(4,324,048)	(2,180,505)	(1,707,334)
	(66,215,086)	(60,003,921)	(59,291,326)
Classified as:
Cost of sales	(61,891,039)	(57,823,416)	(57,583,992)
Selling expenses	(782,351)	(762,560)	(716,195)
General and administrative expenses	(1,338,443)	(1,404,059)	(1,491,441)
Other operating income	164,476	306,426	1,033,506
Other operating expenses	(392,976)	(999,002)	(522,476)
Eletrobras compulsory loan recovery	—	100,860	—
Results in operations with joint ventures	—	808,367	—
Impairment of financial assets	(10,249)	(30,910)	(10,728)
Impairment of assets	(1,964,504)	(199,627)	—
	(66,215,086)	(60,003,921)	(59,291,326)